Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2018	2017
	$	$

Government receivable	869	412
Interest receivable	232	257
	1,101	669